SUPPLEMENT TO THE CURRENTLY EFFECTIVE SUMMARY PROSPECTUS AND PROSPECTUS

Xtrackers US 0-1 Year Treasury ETF (TRSY)

Effective May 1, 2025, the following information replaces the existing disclosure contained under the “Portfolio Managers” sub-heading of the “MANAGEMENT” section of the fund’s summary prospectus and the summary section of the fund’s prospectus.
Benjamin Spalding, CESGA, Vice President of DBX Advisors LLC, Vice President and Senior Portfolio Engineer & Team Lead, Xtrackers, of DWS Investment Management Americas, Inc. Senior Portfolio Manager of the fund. Began managing the fund in 2024.
Jason Meyerberg, Vice President of DBX Advisors LLC, Assistant Vice President and Portfolio Engineer, Xtrackers, of DWS Investment Management Americas, Inc. Portfolio Manager of the fund. Began managing the fund in 2024.
Nancy Thai, Vice President of DBX Advisors LLC, Assistant Vice President and Portfolio Engineer, Xtrackers, of DWS Investment Management Americas, Inc. Portfolio Manager of the fund. Began managing the fund in 2024.
Effective May 1, 2025, the following information replaces the existing disclosure contained under the “MANAGEMENT” heading in the “FUND DETAILS” section of the fund’s prospectus.
Benjamin Spalding, CESGA, Vice President of DBX Advisors LLC, Vice President and Senior Portfolio Engineer & Team Lead, Xtrackers, of DWS Investment Management Americas, Inc. Senior Portfolio Manager of the fund. Began managing the fund in 2024.
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Joined DWS in 2017 as part of the Passive Product Development team in New York.
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Fixed Income Portfolio Manager, Passive Asset Management: New York.
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BA in Finance and Government from The College of William & Mary. He is an EFFAS Certified ESG Analyst (CESGA).
Jason Meyerberg, Vice President of DBX Advisors LLC, Assistant Vice President and Portfolio Engineer, Xtrackers, of DWS Investment Management Americas, Inc. Portfolio Manager of the fund. Began managing the fund in 2024.
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Joined DWS in 2022. Prior to joining the Xtrackers team, Jason served as a Credit Trader supporting Investment Grade and High Yield strategies.
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Portfolio Engineer – Xtrackers - Fixed Income: New York.
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BS in Computer Science and Quantitative Finance from Stevens Institute Of Technology; Master's in Financial Engineering from Stevens Institute Of Technology.
Nancy Thai, Vice President of DBX Advisors LLC, Assistant Vice President and Portfolio Engineer, Xtrackers, of DWS Investment Management Americas, Inc. Portfolio Manager of the fund. Began managing the fund in 2024.
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Joined DWS in 2023 as part of Passive Fixed Income Portfolio Management team in New York with seven years of industry experience. Prior to joining DWS, she spent five years as a fixed income trader for Edward Jones.
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Fixed Income Portfolio Manager, Passive Asset Management: New York.
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BA in Finance, Loyola University New Orleans.
Please Retain This Supplement for Future Reference
April 23, 2025
PROSTKR25-15